CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Year $ / shares shares	Dec. 31, 2018 USD ($) Year shares	Dec. 31, 2017 CAD ($) Year shares	Dec. 31, 2017 CAD ($) Year $ / shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Statements Line Items
Shares issued for private placement			$ 7,000,000
Shares issued for private placement (Shares) | shares			5,000,000
Equity Issuance, Price per Unit | $ / shares				$ 1.40
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 2.00
Finder's fees in units (Shares) | shares			246,604
Finder's fees in units			$ 345,246
Total amount of finder feed paid			$ 356,986
Shares issued pursuant to an incentive stock grant program (shares) | shares	204,963	204,963	245,000		140,000	163,000
Shares issued pursuant to an incentive stock grant program	$ 266,452		$ 279,300		$ 166,600	$ 233,950
Amount of incentive stock issued to employees included in exploration expenditures	$ 166,476
Shares issued for exercise of options (shares) | shares	192,500	192,500	75,000		165,000
Shares issued for exercise of options	$ 186,100		$ 85,700		$ 127,800
Employment and consulting agreements (Shares) | shares	21,084	21,084	68,873
Employment and consulting agreements	$ 23,825		$ 79,190
Commitment to issue shares			$ 23,825	$ 23,825
Shares issued for property (shares) | shares					250,000
Shares issued for property					$ 145,000
Description of stock option plan			The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time.
Weighted average remaining contractual life of outstanding share options | Year	2.80	2.80	3.10	3.10
Share-based Payments	$ 1,820,724		$ 1,415,639		970,796
Weighted average fair value of the stock options granted	0.78		0.70		0.74
Shares issued pursuant to credit facility	$ 602,487	$ 465,212
Shares issued pursuant to credit facility (Shares) | shares	381,321	381,321
Shares issued pursuant to credit facility, value per share | $ / shares	$ 1.58
Non-Executive Chairman [Member]
Statements Line Items
Directors fees		$ 5,000
Discretionary bonus paid		$ 1,000,000
Granted July 20, 2018 [Member]
Statements Line Items
Description of option vesting schedule	25,000 Options granted for investor relations services vest 25% every 3 months from the date of grant.	25,000 Options granted for investor relations services vest 25% every 3 months from the date of grant.
Capital stock [Member]
Statements Line Items
Shares issued for private placement			$ 6,200,000
Finder's fees in units, percentage of units sold to investors introduced by finders			6.00%
Finder's fees in units			$ 305,789
Share issuance costs in cash	$ 11,740
Shares issued for exercise of options	$ 186,100		85,700		$ 127,800
Share-based payments [Member]
Statements Line Items
Shares issued for private placement			800,000
Finder's fees in units			$ 39,457